Costs of sales	6 Months Ended
Jun. 30, 2018
Costs of sales
Costs of sales

Note 11 – Costs of sales

Costs of sales comprise the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2018	2017	2018	2017
Cost of stream sales	$25.7	$29.7	$52.7	$66.1
Cost of prepaid ounces	1.8	2.3	3.7	4.1
Mineral production taxes	0.8	0.7	1.1	1.3
Oil & Gas operating costs	1.5	1.2	2.5	2.3
	$29.8	$33.9	$60.0	$73.8